Earnings per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per Share
13. Earnings per Share
Basic earnings per share is calculated by dividing the net income/(loss) available to common shareholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares.
The following table shows calculation of both basic and diluted number of weighted average outstanding shares for the years ended December 31, 2018, 2019 and 2020:

	December 31, 2018	December 31, 2019	December 31, 2020
Basic and diluted loss available to common stockholders (in thousands)	(5,739)	(16,706)	(443)
Basic weighted average number of shares	55,629,023	55,792,711	55,885,376
Effect of dilutive potential share options*:	—	—	—

Diluted weighted average number of shares	55,629,023	55,792,711	55,885,376

*
Due to a loss for the years ended December 31, 2018, 2019 and 2020, no incremental shares are included because the effect would be antidilutive. The number of potential dilutive shares excluded from the calculation for the year ended December 31, 2020, is 344,472 (December 31, 2018 and 2019: 349,237 and 349,870, respectively)